Other Current Liabilities (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2017 CNY (¥)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 CNY (¥)
Other Liabilities Current [Line Items]
Accrued expenses	¥ 164,295	$ 25,252	¥ 126,697
Advance from customers	80,401	12,357	20,227
Interest payable for convertible notes	7,600	1,168	8,371
Other payables	99,139	15,238	78,342
Payable for purchases of property and equipment	3,577	550	11,209
Other tax payable	56,990	8,759	48,817
Amount due to related party			12,000
Total	489,389	75,218	334,694
Investor One
Other Liabilities Current [Line Items]
Payable to individual investors of other financial service business	¥ 77,387	$ 11,894	¥ 29,031